As filed with the U.S. Securities and Exchange Commission on February 10, 2020

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 465	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 465

Legg Mason Partners Equity Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (877) 721-1926

Name and address of agent for service:	Copy to:

Robert I. Frenkel	Roger P. Joseph, Esq.
Legg Mason Partners Income Trust	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to ClearBridge All Cap Value Fund, ClearBridge International Small Cap Fund, ClearBridge Small Cap Value Fund, QS Global Dividend Fund and QS S&P 500 Index Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 10th day of February, 2020.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of its series:

ClearBridge All Cap Value Fund

ClearBridge International Small Cap Fund

ClearBridge Small Cap Value Fund

QS Global Dividend Fund

QS S&P 500 Index Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 10th day of February, 2020.

Signature	Title

/s/ Jane E. Trust	President, Chief Executive Officer and Trustee
Jane E. Trust

/s/ Christopher Berarducci	Treasurer and Principal Financial Officer
Christopher Berarducci

/s/ Paul R. Ades*	Trustee
Paul R. Ades

/s/ Andrew L. Breech*	Trustee
Andrew L. Breech

/s/ Dwight B. Crane*	Trustee
Dwight B. Crane

	/s/ Althea Duersten*	Trustee
Althea Duersten

	/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

	/s/ Susan Heilbron*	Trustee
Susan Heilbron

	/s/ Frank Hubbard*	Trustee
Frank Hubbard

	/s/ Howard Johnson*	Trustee
Howard Johnson

	/s/ Jerome H. Miller*	Trustee
Jerome H. Miller

	/s/ Kenneth Miller*	Trustee
Kenneth Miller

	/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Jane E. Trust
Jane E. Trust, as Agent

*	Attorney in Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase